Feb. 28, 2023
Allspring Short Duration Government Bond Fund

Under normal circumstances, we invest:

■	at least 90% of the Fund’s net assets in U.S. Government obligations; and

■	up to 10% of the Fund’s net assets in non-government mortgage- and asset-backed securities.